SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the period	$ 62,082
Current-period additions	132,325		62,113
Current-period decreases	(27,209)
Foreign exchange translation adjustments	53,594		(31)
Balance at end of the period	$ 220,792		$ 62,082